Note 9 - Goodwill and Other Intangible, Net (Details Textual) - USD ($)		12 Months Ended
	Aug. 01, 2016	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net, Ending Balance		$ 319,000	$ 368,000
Amortization of Intangible Assets, Total		49,000	48,000
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net, Ending Balance		$ 319,000	$ 166,000
Signature Insurance Services, LLC [Member]
Payments to Acquire Businesses, Gross	$ 1,000,000
Goodwill, Acquired During Period	515,000
Signature Insurance Services, LLC [Member] | Other Intangible Assets [Member]
Finite-lived Intangible Assets Acquired	$ 485,000
Finite-Lived Intangible Asset, Useful Life	10 years